Earnings per share	6 Months Ended
Dec. 31, 2019
Text block [abstract]
Earnings per share
6.	Earnings per share

	Half year ended 31 Dec 2019	Half year ended 31 Dec 2018	Year ended 30 June 2019
Earnings attributable to BHP shareholders (US$M)
- Continuing operations	4,868	4,064	8,648
- Total	4,868	3,764	8,306
Weighted average number of shares (Million)
- Basic (1)	5,057	5,303	5,180
- Diluted (2)	5,070	5,318	5,193
Basic earnings per ordinary share (US cents) (3)
- Continuing operations	96.3	76.6	166.9
- Total	96.3	71.0	160.3
Diluted earnings per ordinary share (US cents) (3)
- Continuing operations	96.0	76.4	166.5
- Total	96.0	70.8	159.9

(1)
The calculation of the number of ordinary shares used in the computation of basic earnings per share is the aggregate of the weighted average number of ordinary shares of BHP Group Limited and BHP Group Plc outstanding during the period after deduction of the number of shares held by the Billiton Employee Share Ownership Trust and the BHP Billiton Limited Employee Equity Trust.

(2)
For the purposes of calculating diluted earnings per share, the effect of
13
million of dilutive shares has been taken into account for the half year ended 31 December 2019 (31 December 2018: 15 million shares; 30 June 2019: 13 million shares). The Group’s only potential dilutive ordinary shares are share awards granted under employee share ownership plans. Diluted earnings per share calculation excludes instruments which are considered antidilutive.

At 31 December 2019, there are no instruments which are considered antidilutive (31 December 2018: nil; 30 June 2019: nil).
(3)	Each American Depositary Share represents twice the earnings for BHP ordinary shares.